Contract Liabilities (Customer Advances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 3,617,436,000	$ 2,966,102,000
Less: Contract liabilities presented under long-term liabilities	934,256,000	816,796,000
Contract liabilities	2,683,180,000	2,149,306,000
Increase in contract liabilities	651,334,000	955,857,000	$ 16,187,000
Revenue		6,827,871,000	$ 5,974,744,000
2023
Disaggregation of Revenue [Line Items]
Revenue		$ 1,100,000,000
2024
Disaggregation of Revenue [Line Items]
Revenue	$ 1,500,000